OPERATION EXPANSIONS - 10-K - Narrative (Details) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 05, 2021 USD ($) facility bed property	Jun. 30, 2021 USD ($) realEstateEntity	Mar. 31, 2024 USD ($) property facility bed	Jun. 30, 2024 USD ($) property bed facility	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) property bed facility	Dec. 31, 2022 USD ($) facility bed property	Dec. 31, 2021 USD ($) facility bed property joint_venture
Property, Plant and Equipment [Line Items]
Payments to acquire buildings				$ 174,650	$ 52,365	$ 127,024	$ 55,374	$ 79,676
Goodwill						59,021	55,221	27,882
Number of real estate properties sold | realEstateEntity		1
Gain on sale of real estate		$ 3,100
2023 Expansion
Property, Plant and Equipment [Line Items]
Goodwill						3,800
Business combination, other assets acquired						$ 500
Percent of goodwill deductible for income tax purposes						100.00%
2022 Expansion
Property, Plant and Equipment [Line Items]
Goodwill							$ 8,496
Percent of goodwill deductible for income tax purposes							100.00%
2021 Expansions
Property, Plant and Equipment [Line Items]
Goodwill								$ 1,901
Percent of goodwill deductible for income tax purposes								100.00%
Notes Receivable
Property, Plant and Equipment [Line Items]
Note receivable		$ 5,000				$ 3,500
Financing receivable, interest rate, stated percentage		0.06
2024 Expansion
Property, Plant and Equipment [Line Items]
Stand-alone facilities acquired | facility			10	12
Real estate purchases | property			6	9
Real estate acquired in conjunction with operations | property			3	4		2
Real estate acquired previously operated by subsidiaries | property			3	5		4
Number of skilled nursing beds | bed			1,334	1,501
Payments to acquire buildings			$ 78,500	$ 175,150
Number of assisted living beds | bed			174	174
2023 Expansion
Property, Plant and Equipment [Line Items]
Stand-alone facilities acquired | facility						58
Real estate purchases | property						6
Number of skilled nursing beds | bed						6,744
Payments to acquire buildings						$ 129,174
Property and plant additions						$ 124,874
2022 Expansion
Property, Plant and Equipment [Line Items]
Stand-alone facilities acquired | facility							9
Real estate purchases | property							4
Real estate acquired in conjunction with operations | property							2
Number of skilled nursing beds | bed							1,180
Payments to acquire buildings							$ 55,374
Property and plant additions							46,500
Asset acquisition, consideration transferred, other assets							378
Plum 2021 Acquisition
Property, Plant and Equipment [Line Items]
Stand-alone facilities acquired | facility	58
Real estate purchases | property	8
Number of skilled nursing beds | bed	6,380
Property and plant additions	$ 166,072
Percent of goodwill deductible for income tax purposes	100.00%
Asset acquisition, consideration transferred	$ 121,000
Payments for asset acquisitions	104,200
Asset acquisition, consideration transferred, notes payable	$ 16,800
Number of assisted living beds | bed	40
Number of subacute beds acquired | bed	190
Asset acquisition, provisional information, initial accounting incomplete, adjustment, goodwill and other liabilities							$ 18,844
2021 Expansions
Property, Plant and Equipment [Line Items]
Stand-alone facilities acquired | facility								17
Real estate purchases | property								5
Number of skilled nursing beds | bed								1,780
Payments to acquire buildings								$ 118,324
Property and plant additions								$ 116,423
Number of joint ventures | joint_venture								2